                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act File Number 811-09749
                                                     ---------



                         Lifetime Achievement Fund, Inc.

                              11605 West Dodge Road

                                    Suite One

                                 Omaha, NE 68154
                       ----------------------------------

                    (Address of principal executive offices)



                        Manarin Investment Counsel, Ltd.

                              11605 West Dodge Road

                                    Suite One

                                 Omaha, NE 68154
                       ----------------------------------

                    (Name and address of agent for service)


       Registrant's telephone number, including area code: (402) 330-1166
                                                           --------------

                     Date of fiscal year end: December 31
                                              -----------


                   Date of reporting period: December 31, 2003

Item 1 - Reports to Stockholders.

                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                        (Lifetime Achievement Fund Logo)

                        LIFETIME ACHIEVEMENT FUND, INC.
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                 (402) 330-1166

TABLE OF CONTENTS

                         Letter from the President...................................    2
                         Performance Summary.........................................    3
                         Schedule of Investments.....................................    4
                         Statement of Assets and Liabilities.........................    5
                         Statement of Operations.....................................    6
                         Statement of Changes in Net Assets..........................    7
                         Financial Highlights........................................    8
                         Notes to Financial Statements...............................    9
                         Report of Independent Auditors..............................   11
                         Directors and Officers......................................   12

This report is intended to be presented as a complete and integrated document. This report and any excerpt of this report may not be copied or reprinted without first obtaining the written permission of Lifetime Achievement Fund, Inc.

(ROLAND R. MANARIN PHOTO)

       Roland R. Manarin

LETTER FROM THE PRESIDENT

Dear Investors,

    Thank you for your trust and your patience. 2003 rewarded us with handsome returns of 34.51% (without 2.50% maximum sales load) for the year and 56.53% (without 2.50% maximum sales load) since the October 9th, 2002, market bottom.

    Has anything changed? No. The next twenty years will probably be similar to the last twenty years. The highest total returns after taxes will still be in the ownership of good businesses. The more we diversify domestically and geopolitically the safer we'll be; and paradoxically, we could have a higher return.

                                  (BAR CHART)

    Since 1983, when Manarin Investment Counsel, Ltd. was founded, we moved to "hedge" our positions with gold related investments. The same is true for the Fund since its inception. We have been taking profits from our gold related investments as the percentage of the pie chart grows. As of December 31, 2003, our gold mining fund allocation is near 8.00% of investments and gold bullion is over $400 per ounce. My comment on gold is that for gold to be where it was in the 80's at $350 per ounce, gold today, adjusted for inflation, should be over $700 per ounce. So, hold your hedge position, and don't get greedy.

    We are continuing to monitor fiscal and monetary policy and its effects on our economy. We will make changes in our portfolio as we feel necessary to make us safer, or to take advantage of opportunities presented by the markets. We won't trade. We won't seek solace in cash positions (money market accounts) if we feel a downturn is coming for that would place our capital in a very dangerous position, considering there are over 130 trillion of dollar denominated derivatives trading daily. If there were to be a panic in that arena, the dollar could collapse and then any CD or money market or bond could get wiped out (since it's dollar denominated). The Fund, through its positions in various other mutual funds, owns, indirectly, over 1000 good companies and over 100 gold mines; as a result, if a downturn occurs, we believe the Fund will weather the storm.

    As a reminder, all mutual fund purchases and sales by our fund of funds are done on a no-load, commission-free basis. Of the three funds that we manage, (one public and two private), I am the single largest shareholder; "my bacon cooks with yours." Until next time. . .

Peace and Goodwill,

/s/ Roland R. Manarin

Roland Manarin
President, Treasurer and Director

December 31, 2003



                                                       Please note that Lifetime
                                                       Achievement Fund has
                                                       the NASDAQ
                                                       symbol LFTAX.
LIFETIME ACHIEVEMENT FUND, INC.
PERFORMANCE SUMMARY

 AVERAGE ANNUAL TOTAL RETURNS*

----------------------------------------------------------------------------------------
                                                                    SINCE INCEPTION
                                                          1 YEAR     (JULY 5, 2000)
----------------------------------------------------------------------------------------
 Lifetime Achievement Fund with 2.50% sales load          31.21%         -5.91%
----------------------------------------------------------------------------------------
 Lifetime Achievement Fund without 2.50% sales load       34.51%         -5.21%
----------------------------------------------------------------------------------------
 MSCI World Index                                         33.11%         -6.75%
----------------------------------------------------------------------------------------
 MSCI U.S. Index                                          28.41%         -7.43%
----------------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTED IN THE FUND SINCE
                        INCEPTION AND COMPARABLE INDICES
               (INCLUDES 2.50% MAXIMUM SALES LOAD FOR THE FUND)*


                     (PERFORMANCE GRAPH)

                                                              LAF      MSCI WORLD INDEX   MSCI US INDEX
                                                           ---------   ----------------   -------------
05-Jul-00................................................  10,000.00      10,000.00         10,000.00
30-Sep-00................................................   9,502.93       9,416.19          9,675.55
31-Dec-00................................................   8,163.16       8,833.55          8,826.56
31-Mar-01................................................   7,248.49       7,699.01          7,793.19
30-Jun-01................................................   7,218.99       7,902.04          8,249.95
30-Sep-01................................................   5,822.40       6,766.15          7,039.25
31-Dec-01................................................   6,594.46       7,347.39          7,732.79
31-Mar-02................................................   6,856.23       7,372.45          7,745.49
30-Jun-02................................................   6,433.38       6,699.67          6,633.82
30-Sep-02................................................   5,537.33       5,468.29          5,481.18
31-Dec-02................................................   6,010.52       5,886.28          5,947.40
31-Mar-03................................................   5,617.88       5,588.52          5,760.59
30-Jun-03................................................   6,815.95       6,540.61          6,649.52
30-Sep-03................................................   7,117.99       6,857.03          6,811.56
31-Dec-03................................................   8,084.51       7,835.01          7,636.88

* The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns include the reinvestment of all Fund distributions. All charts and tables reflect past performance which is not predictive of future results. The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The Morgan Stanley Capital International (MSCI) U.S. Index is designed to measure equity performance in the United States. All indices are unmanaged and an investor cannot invest directly in an index.

LIFETIME ACHIEVEMENT FUND, INC.
SCHEDULE OF INVESTMENTS

December 31, 2003

NAME OF SECURITY                      SHARES            VALUE
MUTUAL FUNDS: 93.4%
--------------------------------
Alger Capital Appreciation
  Portfolio - Class A*               263,795      $ 2,094,530
Alger MidCap Growth Portfolio -
  Class A*                           291,459        2,279,207
Alger Small Capitalization
  Portfolio - Class A*               745,606        3,034,617
Buffalo Small Cap Fund                 4,713          104,545
Franklin Balance Sheet
  Investment Fund - Class A           68,836        3,274,523
Franklin Gold and Precious
  Metals Fund - Class A              179,277        3,483,345
Franklin Large Cap Value Fund -
  Class A                            217,880        2,858,589
Franklin MicroCap Value Fund -
  Class A                            185,683        6,010,567
Franklin Mutual Discovery Fund -
  Class A+                           200,742        4,147,334
Franklin Mutual European Fund -
  Class A                             94,839        1,572,436
Franklin Rising Dividends Fund -
  Class A                             93,088        2,761,005
Franklin Small Cap Value Fund -
  Class A*                           127,956        3,901,366
Isabelle Small Cap Value Fund -
  Institutional Class*                72,745        1,020,620
Isabelle Small Cap Value Fund -
  Investor Class*                    218,888        3,020,656
OCM Gold Fund                        160,469        2,212,869
Pioneer Mid-Cap Value Fund -
  Class A                            122,804        2,845,365
Pioneer Small-Cap Value Fund -
  Class A                            101,461        2,895,684
Rydex Tempest 500 Fund*               23,784        1,252,464
Templeton Developing Markets
  Trust - Class A+                   232,702        3,488,197
Templeton Growth Fund, Inc. -
  Class A+                           323,096        6,678,403
Weitz Partners Value Fund            128,809        2,766,808
                                                  -----------
Total Mutual Funds
  (Cost: $51,615,074)                              61,703,130
                                                  -----------

NAME OF SECURITY                    SHARES              VALUE
EQUITY SECURITIES: 12.2%
FINANCIALS: 3.0%
A.G. Edwards, Inc.+                   55,450      $ 2,008,953
INFORMATION TECHNOLOGY: 0.1%
SoftBrands, Inc.*                     66,882           53,506
TELECOMMUNICATION
  SERVICES: 9.1%
Level 3 Communications, Inc.*      1,054,445        6,010,336
                                                  -----------
Total Equity Securities
  (Cost: $16,254,920)                               8,072,795
                                                  -----------

                                   PRINCIPAL
NAME OF SECURITY                      AMOUNT            VALUE
SHORT-TERM INVESTMENTS: 2.2%
--------------------------------------------
UMB Bank, n.a., Money Market
  Fiduciary                       $1,434,621        1,434,621
                                                  -----------
Total Short-Term Investments
  (Cost: $1,434,621)                                1,434,621
                                                  -----------
TOTAL INVESTMENTS: 107.8%
  (Cost: $69,304,615)                              71,210,546
LIABILITIES, LESS OTHER ASSETS: (7.8)%             (5,178,764)
                                                  -----------
NET ASSETS: 100.0%                                $66,031,782
                                                  ===========

Footnotes:
----------
*    Non-income producing security.
+ As of December 31, 2003, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $14,940,258 as of December 31, 2003. See Note 5 to the Financial Statements.

 4         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

December 31, 2003

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

ASSETS
  Investments at value (cost $69,304,615)                     $   71,210,546
  Interest and dividends receivable                                    9,106
  Other assets                                                         3,021
                                                              --------------
    Total assets                                                  71,222,673
                                                              --------------
LIABILITIES
  Loan payable                                                     5,056,000
  Distribution fees payable                                           38,844
  Management fee payable                                              37,819
  Interest payable                                                    10,348
  Other accrued expenses                                              47,880
                                                              --------------
    Total liabilities                                              5,190,891
                                                              --------------
NET ASSETS                                                    $   66,031,782
                                                              ==============
NET ASSETS CONSIST OF:
  Paid-in-capital                                             $   73,563,955
  Undistributed net realized loss on investments                  (9,438,104)
  Net unrealized appreciation on investments                       1,905,931
                                                              --------------
NET ASSETS                                                    $   66,031,782
                                                              ==============
  Capital stock, $.001 par value:
    Authorized                                                 1,000,000,000
    Issued and outstanding                                         8,219,311
                                                              ==============
  Net asset value and redemption price per share
    (net assets/shares outstanding)                           $         8.03
                                                              ==============
  Maximum offering price per share
    (net asset value, plus 2.56% of net asset value or 2.50%
    of offering price)                                        $         8.24
                                                              ==============

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
                                                          STATEMENTS.          5

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF OPERATIONS

For the Year Ended December 31, 2003

INVESTMENT INCOME
  Dividends from mutual funds                                 $   510,654
  Dividends from securities                                        35,488
  Interest                                                          1,321
                                                              -----------
  Total investment income                                         547,463
                                                              -----------
EXPENSES
  Management fees                                                 396,973
  Interest expense                                                139,974
  Distribution fees                                               132,324
  Administrative and fund accounting fees                         109,113
  Transfer agent fees and expenses                                 87,753
  Professional fees                                                60,925
  Custody fees                                                     23,910
  Reports to shareholders                                          23,632
  Federal and state registration fees                               3,315
  Directors' fees                                                   1,000
  Miscellaneous expenses                                            8,265
                                                              -----------
  Total expenses before reimbursement                             987,184
  Expenses reimbursed                                             (53,264)
                                                              -----------
    Net expenses                                                  933,920
                                                              -----------
NET INVESTMENT LOSS                                              (386,457)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Capital gain distributions from mutual funds                    130,330
  Net realized gain on investments                                717,312
  Change in unrealized appreciation/depreciation on
    investments                                                16,075,410
                                                              -----------
  Net realized and unrealized gain on investments              16,923,052
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $16,536,595
                                                              ===========

 6         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                   YEAR ENDED DECEMBER 31,
                                                                 2003                   2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                                        $  (386,457)           $  (386,404)
  Capital gain distributions from mutual funds                   130,330                      -
  Net realized gain (loss) on investments                        717,312             (5,463,204)
  Change in unrealized appreciation/depreciation on
    investments                                               16,075,410                661,173
                                                             ------------------------------------
    Net increase (decrease) in net assets resulting from
     operations                                               16,536,595             (5,188,435)
                                                             ------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                 6,067,692              6,634,452
  Redemption of shares                                        (3,120,156)            (7,295,251)
                                                             ------------------------------------
    Net increase (decrease) from capital share transactions    2,947,536               (660,799)
                                                             ------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       19,484,131             (5,849,234)
NET ASSETS
  Beginning of year                                           46,547,651             52,396,885
                                                             ------------------------------------
  End of year                                                $66,031,782            $46,547,651
                                                             ====================================
TRANSACTIONS IN SHARES
  Shares sold                                                    924,315              1,039,728
  Shares redeemed                                               (495,911)            (1,243,130)
                                                             ------------------------------------
  Net increase (decrease)                                        428,404               (203,402)
                                                             ====================================

                    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
                                                          STATEMENTS.          7

LIFETIME ACHIEVEMENT FUND, INC.
FINANCIAL HIGHLIGHTS



                                                                                                       FOR THE PERIOD
                                               YEAR ENDED DECEMBER 31,                               JULY 5, 2000(A) TO
                                    2003                  2002                  2001                 DECEMBER 31, 2000
SELECTED PER SHARE DATA
  Net asset value,
    beginning of period              $5.97                 $6.55                 $8.30                     $10.00
                               ----------------------------------------------------------------------------------------
  Income from investment
    operations
    Net investment
      loss(b)                        (0.05)(c)             (0.05)                (0.06)(c)                  (0.01)(c)
    Net realized and
      unrealized gain
      (loss) on
      investments                     2.11                 (0.53)                (1.53)                     (1.62)
                               ----------------------------------------------------------------------------------------
    Total from investment
      operations                      2.06                 (0.58)                (1.59)                     (1.63)
                               ----------------------------------------------------------------------------------------
    Less distributions
      from realized gains              -                     -                   (0.16)                     (0.07)
                               ----------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF
    PERIOD                           $8.03                 $5.97                 $6.55                      $8.30
                               ========================================================================================
  Total return(d)                    34.51%                (8.85)%              (19.22)%                   (16.25)%(e)
RATIOS AND SUPPLEMENTAL
  DATA
  Net assets, end of
    period (in thousands)          $66,032               $46,548               $52,397                    $47,914
  Ratio of expenses to
    average net assets(b)
    With expense
      reimbursement and
      service fee                     1.76%(f)              1.51%(g)              1.50%                      1.50%(h, i)
    Without expense
      reimbursement and
      service fee                     1.86%                 1.51%(g)              1.64%                      1.98%(h, i)
  Ratio of net investment
    loss to average net
    assets(c)                        (0.73)%               (0.75)%               (0.84)%                    (0.46)%(h, i)
  Portfolio turnover rate                3%                   35%                   24%                         1%(e)

(a) Commencement of operations.
(b) Recognition of the Fund's net investment income is affected by the timing of dividend declarations of investee funds. The expenses of the investee funds are excluded from the Fund's expense ratio.
(c) Net investment loss is net of expenses reimbursed by the Manager.
(d) Total return represents aggregate total return and does not reflect a sales charge.
(e) Not annualized.
(f) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.50%.
(g) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.47%.
(h) The ratio of expenses to average net assets, excluding interest expense and costs of Fund borrowings was 1.60%.
(i) Annualized.

 8         THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL
STATEMENTS.

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS


December 31, 2003


Lifetime Achievement Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and was organized as a Maryland corporation on September 2, 1999. The Fund currently consists of one series of common stock. The Fund invests primarily in mutual funds ("Other Funds").

Shares of beneficial interest of the Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. Preparation of financial statements includes the use of management estimates. Actual results could differ from those estimates.
SECURITY VALUATION -- Investments in mutual funds are valued at the net asset value of each Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are valued at the NASDAQ Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities for which quotations are not readily available are valued at fair value as determined by Manarin Investment Counsel, Ltd. (the "Manager"), under the direction of the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is accrued on a daily basis. Realized gains and losses from security transactions are calculated on an identified cost basis.

CASH -- The Fund classifies as cash amounts on deposit with the Fund's custodian. These amounts earn interest at variable interest rates. At December 31, 2003, the interest rate was 0.27%.

FEDERAL INCOME TAXES -- The Fund intends to qualify for tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"), and distribute all of its taxable income to its shareholders. Therefore, no provision has been recorded for federal income or excise taxes.

At December 31, 2003, the Fund has a federal income tax capital loss carryforward of $9,433,800. The federal income tax capital loss carryforward expires as follows: $3,507,277 in 2009 and $5,926,523 in 2010. To the extent future gains are offset by capital loss carryforwards, such gains will not be distributed. During the year ended December 31, 2003, the Fund utilized $830,617 of capital loss carryforwards.

Dividends from net investment income (including income derived from dividends issued in cash by Other Funds), if any, of the Fund, are distributed to shareholders at least annually in the December calendar quarter. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized from the sale of portfolio securities, including shares of Other Funds, by the Fund, also are distributed at least annually in the December calendar quarter.

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 2003, reclassifications were recorded to decrease paid-in capital by $365,128, increase undistributed net investment income by $386,457 and increase undistributed net realized loss by $21,329.

At December 31, 2003, the cost of securities, on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments                                   $ 69,308,919
                                                      ============
Gross Unrealized Appreciation                         $ 14,669,379
Gross Unrealized (Depreciation)                        (12,767,752)
                                                      ------------
Net Unrealized Appreciation (Depreciation) on
  Investments                                         $  1,901,627
                                                      ============

As of December 31, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income                          $        --
Undistributed Long-Term Capital Gains                           --
                                                       -----------
Accumulated Earnings                                            --
Accumulated Capital and Other Losses                    (9,433,800)
Unrealized Appreciation                                  1,901,627
                                                       -----------
Total Accumulated Earnings (Deficit)                   $(7,532,173)
                                                       ===========

2. RELATED PARTY

The Manager is the Investment Adviser of the Fund. For its services, the Manager receives a fee at an annual rate of 0.75% of the Fund's average daily net assets. The Manager voluntarily agreed to limit the Fund's total operating expenses, exclusive of interest expense and cost of Fund borrowings, to an annual rate of 1.50% for the fiscal year ended December 31, 2003. The Manager may terminate the expense limit at any time. At the present time, the Manager plans to continue the voluntary expense limit arrangement pending final determination at the Board of Directors meeting on February 23, 2004. For the year ended December 31, 2003, the Manager reimbursed the Fund $53,264.

The Fund paid $1,600 to unaffiliated directors during the year ended December 31, 2003. No compensation is paid to any Director or officer who is affiliated with the Manager.

3. PURCHASES AND SALES OF SECURITIES

The Fund's cost of purchases and proceeds from sales of mutual funds and securities, other than short-term securities, were $2,564,984 and $1,924,000, respectively, for the year ended December 31, 2003.

LIFETIME ACHIEVEMENT FUND, INC.
NOTES TO FINANCIAL STATEMENTS -- (continued)


December 31, 2003


4. SERVICE AND DISTRIBUTION PLAN

A distribution plan was adopted by the Fund pursuant to Rule 12b-1 of the 1940 Act which permits the Fund to pay the Distributor (Manarin Securities Corporation) a fee not to exceed 0.25% of the average daily net assets of the Fund on an annual basis. Payments totaling $100,150 have been made to Manarin Securities Corporation, an affiliate of the Adviser, under the distribution plan.

5. LOAN AND PLEDGE AGREEMENT

On February 12, 2002, the Fund entered into a Loan and Pledge Agreement (the "Loan Agreement") with Custodial Trust Company, a subsidiary of Bear Stearns Securities Corp. The Fund is permitted to borrow up to the lesser of 30% of the Fund's total assets, or the maximum amount permitted subject to the Fund's investment limitations. Amounts borrowed under the Loan Agreement are invested by the Fund, consistent with its investment objectives and policies, and as such are subject to normal market fluctuations and investment risks, including the risk of loss due to a decline in value. All loans are fully collateralized throughout the term of the loan with securities or other assets of the Fund that have an aggregate market value of at least twice the loan balance. Securities that have been pledged as collateral for outstanding loans are indicated in the Schedule of Investments.

Borrowings under the Loan Agreement are charged interest at the 30-day LIBOR rate plus 1.25%. For the year ended December 31, 2003, borrowings under the Loan Agreement were as follows:

                                                      MAXIMUM
                                                       AMOUNT
 WEIGHTED     WEIGHTED                                BORROWED
 AVERAGE      AVERAGE       NUMBER       INTEREST      DURING
 INTEREST       LOAN        OF DAYS      EXPENSE        THE
   RATE       BALANCE     OUTSTANDING    INCURRED       YEAR
  2.63%      $5,322,805       365        $139,974    $6,056,000

6. SECURITIES LENDING

On July 29, 2002, the Fund entered into a Master Securities Loan Agreement (the "Securities Lending Agreement") with Bear Stearns Securities Corp. (the "Lending Agent"). The Fund may loan designated securities to the Lending Agent, for which the Fund receives collateral in the form of cash and liquid securities that is maintained at not less than 102% of the value of the securities on loan daily. The Fund may invest the collateral at its discretion, subject to the Fund's normal investment objectives and restrictions.

Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loaned will be fully collateralized at all times, the Fund may experience delays in, or may be prevented from, recovering the collateral. During the period that the Fund seeks to enforce its rights against the borrower, the collateral and securities loaned remain subject to fluctuation in market value.

At December 31, 2003, the Fund had no securities on loan. For the year ended December 31, 2003, the Fund had no lending income.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Lifetime Achievement Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Lifetime Achievement Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
February 6, 2004

DIRECTORS AND OFFICERS

Information concerning the Directors and officers of the Fund is set forth below.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN      OTHER
        NAME, AGE, POSITION(S)                                                                         COMPLEX     DIRECTORSHIPS
        HELD WITH THE FUND AND                            PRINCIPAL OCCUPATION(S)                    OVERSEEN BY      HELD BY
              ADDRESS (A)                               DURING THE PAST FIVE YEARS                    DIRECTORS      DIRECTORS
--------------------------------------------------------------------------------------------------------------------------------
 Roland R. Manarin* (59)                 President, Director and Investment Adviser
 President, Treasurer and Director       Representative, Manarin Investment Counsel, Ltd.;
 since inception - July 5, 2000          President, Registered Representative and Registered              1            None
 11605 West Dodge Road, Suite One        Principal, Manarin Securities Corporation
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

 Charles H. Richter* (47)                Chief Operating Officer, Manarin Securities Corporation;
 Vice President, Secretary and Director  President, Investors First Securities; Principal,
 since inception - July 5, 2000          Broker-Dealer Services, LLC; Principal, Kuehl Capital            1            None
 11605 West Dodge Road, Suite One        Corporation
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

 David C. Coker (57)                     Development Director, Nebraska Lutheran Outreach
 Director since inception - July 5,      Ministries (non-profit religious organization)
 2000                                                                                                     1            None
 11605 West Dodge Road, Suite One
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

 Jerry Vincentini (63)                   Sales Marketing Manager, Willsie Company (graduation
 Director since inception - July 5,      supplies)
 2000                                                                                                     1            None
 11605 West Dodge Road, Suite One
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

 Dr. Bodo Treu** (46)                    Physician, Alegent Family Care Clinic (family practice
 Director since inception - July 5,      clinic)
 2000                                                                                                     1            None
 11605 West Dodge Road, Suite One
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

 Lee Rohlfs (62)                         Vice President, Client Services Insurance Technology
 Director since December 2000            Services
 11605 West Dodge Road, Suite One                                                                         1            None
 Omaha, Nebraska 68154
--------------------------------------------------------------------------------------------------------------------------------

(a) Each director and officer serves an indefinite term, until he resigns or is replaced.
 * "Interested Person" of the Fund as defined in the 1940 Act by virtue of his position with the Adviser.
** Dr. Treu is Roland Manarin's nephew.

     Because the Adviser performs substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Adviser currently receives any compensation from the Fund for acting as a director or officer.

     The Fund pays directors who are not "interested persons" of the Fund $100 per meeting of the Board. There is no pension or retirement benefits accrued as part of the Fund's expenses and there are no estimated annual benefits to be paid upon retirement.

                               BOARD OF DIRECTORS

                                 David C. Coker
                               Roland R. Manarin
                               Charles H. Richter
                                   Lee Rohlfs
                                 Dr. Bodo Treu
                                Jerry Vincentini

                                    OFFICERS

               Roland R. Manarin, Chairman, President, Treasurer
                 Charles H. Richter, Vice President, Secretary

                                 LEGAL COUNSEL

                  Cline, Williams, Wright, Johnson & Oldfather
                               Lincoln, Nebraska

                                   CUSTODIAN

                                 UMB Bank, n.a.
                             Kansas City, Missouri

               ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

                            UMB Fund Services, Inc.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

                            INDEPENDENT ACCOUNTANTS

                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202

                                  DISTRIBUTOR

                         Manarin Securities Corporation
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                  402-330-1166

                               INVESTMENT MANAGER

                        Manarin Investment Counsel, Ltd.
                        11605 West Dodge Road, Suite One
                             Omaha, Nebraska 68154
                                  402-330-1166

Item 2 - Code of Ethics.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics ("the Code of Ethics") that applies to the Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) No information need be disclosed pursuant to this paragraph.

(c) During the period covered by this report, there were no amendments to the provisions of the Code of Ethics as outlined in 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the Code of Ethics as outlined in 2(a)above.

(e) [Not applicable]

(f) A copy of the Code of Ethics described in 2(a) above is filed as an exhibit hereto.

Item 3 - Audit Committee Financial Expert.

The Audit Committee and Board of Directors of Lifetime Achievement Fund, Inc. have determined that Mr. Lee Rohlfs is an "audit committee financial expert" and "independent", as those terms are defined in Item 3(a)(2) and 3(b), respectively of the Form N-CSR. Mr. Rohlfs is a member of the Board of Directors and Chairman of the Audit Committee.

Item 4 - Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for (1) the audit of the Registrant's annual financial statements, and (2) services that are normally provided by the accountant in connection with statutory and regulatory filings, for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $43,600 and $26,000, respectively.

(b) Audit-Related Fees. No fees were billed by the Registrant's principal accountant in fiscal 2002 or 2003 for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements.

(c) Tax Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for tax compliance, tax advice and tax planning for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $6,000 and $4,000, respectively. The services rendered consisted of a review of the Registrant's federal and state income tax returns and providing assistance to the Registrant with respect to the determination of excise tax distribution requirements.

(d) All Other Fees. No fees were billed by Registrant's principal accountant in fiscal 2002 or fiscal 2003 for services other than the services reported in Items 4(a) - 4(c) above.

(e)
         (1) The Registrant's Audit Committee has adopted a pre-approval policy relating to audit and non-audit services to be provided by the Registrant's principal accountant. Under this policy, the engagement terms and fees of the Registrant's annual audit must be specifically pre-approved by the Audit Committee. In accordance with the terms of the Audit Committee's pre-approval policy, certain audit-related services and tax services have already received the general pre-approval of the Audit Committee. Any services that have not already been approved by the Audit Committee in accordance with its pre-approval policy must be specifically pre-approved by the Audit Committee before the service can be rendered. In regards to services that have already received the general approval of the Audit Committee in accordance with the terms of its pre-approval policy, the Audit Committee will be informed promptly of any such services rendered by the Registrant's principal accountant.

         (2) During 2003, all of the non-audit services provided by the Registrant's principal accountant to the Registrant were pre-approved by the Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $6,000 and $4,000, respectively, as disclosed in Item 4(c) above. There were no other non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant's investments adviser for each of the fiscal years ended December 31, 2002 and December 31, 2003.

(h) Not applicable.

Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9 - Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10 - Controls and Procedures

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11 - Exhibits

(a)(1) The Registrant's Code of Ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Certifications for the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

(a)(3) Not applicable.

(b) Certifications for the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.
-------------------------------

/s/ Roland R. Manarin
-------------------------------
Roland R. Manarin
Principal Executive Officer
March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Roland R. Manarin
-------------------------------
Roland R. Manarin
Principal Executive Officer
March 8, 2004

/s/ Charles H. Richter
-------------------------------
Charles H. Richter
Principal Financial Officer
March 8, 2004